Lease - Schedule of ROU Assets and Liabilities (Details) - USD ($)	Sep. 30, 2024	Sep. 30, 2023
Assets
Operating leases	$ 11,738	$ 141,772
Total right-of-use assets	11,738	141,772
Liabilities
Operating leases	(84,536)	(116,895)
Lease liabilities-current	(84,536)	(104,000)
Lease liabilities-non current		(12,895)
Total lease liability	$ (84,536)	$ (116,895)